UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   August 7, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     67

Form 13F Information Table Entry Total:       $213,786,000.00


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2215    27424 SH       Sole                                      27424
AT&T Inc.                      COM              00206r102     1731    62074 SH       Sole                                      62074
Abbott Labs                    COM              002824100     4122    94516 SH       Sole                                      94516
Amgen Inc                      COM              031162100      897    13754 SH       Sole                                      13754
Anglogold Ashanti Ltd (4/04 na COM              035128206     3711    77125 SH       Sole                                      77125
Assoc Banc-Corp                COM              045487105      344    10907 SH       Sole                                      10907
BHP Billiton LTD               COM              088606108     5441   126340 SH       Sole                                     126340
BP PLC                         COM              055622104     8190   117649 SH       Sole                                     117649
Baker Hughes Inc               COM              057224107     5797    70830 SH       Sole                                      70830
Bank of Hawaii Corp fmly Pacif COM              062540109      258     5200 SH       Sole                                       5200
BellSouth Corp                 COM              079860102      340     9400 SH       Sole                                       9400
CVS Corp                       COM              126650100     1035    33700 SH       Sole                                      33700
Caterpillar Inc                COM              149123101     5019    67391 SH       Sole                                      67391
Chevron Corp                   COM              166764100     5415    87255 SH       Sole                                      87255
Citigroup Inc                  COM              172967101     1021    21165 SH       Sole                                      21165
ConocoPhillips                 COM              20825c104     8046   122780 SH       Sole                                     122780
Developers Diversified Rlty    COM              251591103     1560    29890 SH       Sole                                      29890
Dominion Resources             COM              25746u109     4442    59394 SH       Sole                                      59394
Duke Realty Corp               COM              264411505     1847    52556 SH       Sole                                      52556
Emerson Elec                   COM              291011104      201     2400 SH       Sole                                       2400
Enbridge Energy Prtners LP     COM              29250r106     1697    38960 SH       Sole                                      38960
Encana Corp                    COM              292505104     4167    79151 SH       Sole                                      79151
Exxon Mobil Corp               COM              30231g102     7286   118765 SH       Sole                                     118765
First American Bankshares      COM                             861     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     3919    59875 SH       Sole                                      59875
General Electric               COM              369604103     8661   262761 SH       Sole                                     262761
Goldcorp Inc                   COM              380956409     3075   101750 SH       Sole                                     101750
Grainger W W                   COM              384802104      495     6575 SH       Sole                                       6575
Gulf Keystone Petro            COM              g4209g100       15    15000 SH       Sole                                      15000
HSBC Holdings PLC              COM              404280406     1799    20360 SH       Sole                                      20360
Health Care Realty Tr.         COM              421946104     1524    47837 SH       Sole                                      47837
IBM Corp                       COM              459200101     1729    22512 SH       Sole                                      22512
Illinois Tool Works            COM              452308109     3678    77435 SH       Sole                                      77435
Intel Corp                     COM              458140100      792    41689 SH       Sole                                      41689
J.P. Morgan Chase & Co         COM              46625h100      622    14804 SH       Sole                                      14804
Johnson&Johnson                COM              478160104     6778   113117 SH       Sole                                     113117
Kellogg Co                     COM              487836108     2637    54446 SH       Sole                                      54446
Kimberly Clark                 COM              494368103      397     6438 SH       Sole                                       6438
Liberty Property               COM              531172104     5361   121295 SH       Sole                                     121295
Lockheed Martin Corp.          COM              539830109     4376    60993 SH       Sole                                      60993
Marshall & Ilsley              COM              571834100     4830   105601 SH       Sole                                     105601
McDonald's Corp                COM              580135101      319     9496 SH       Sole                                       9496
McGraw-Hill                    COM              580645109      603    12008 SH       Sole                                      12008
Microsoft Corp                 COM              594918104     2250    96557 SH       Sole                                      96557
Newmont Mining Corp            COM              802176107     5491   103734 SH       Sole                                     103734
Nokia Corp Spons ADR           COM              654902204      642    31700 SH       Sole                                      31700
Oneok Partners,L.P.5/06 Frmly  COM              68268n103     4333    87800 SH       Sole                                      87800
Oshkosh Truck Corp             COM              688239201      368     7735 SH       Sole                                       7735
Pepsico, Inc.                  COM              713448108     4967    82727 SH       Sole                                      82727
Petro Canada                   COM              71644e102     1556    32810 SH       Sole                                      32810
Pfizer Inc                     COM              717081103     3730   158924 SH       Sole                                     158924
Plum Creek Timber Co. Inc.     COM              729251108     4358   122752 SH       Sole                                     122752
Procter & Gamble               COM              742718109     5439    97827 SH       Sole                                      97827
Raytheon Co Com New            COM              755111507     2422    54335 SH       Sole                                      54335
Schlumberger                   COM              806857108     8881   136397 SH       Sole                                     136397
Suncor Energy Inc              COM              867229106    10337   127596 SH       Sole                                     127596
Sysco Corp                     COM              871829107     5411   177051 SH       Sole                                     177051
U.S. Bancorp                   COM              902973304     4020   130194 SH       Sole                                     130194
Union Pacific                  COM              907818108      880     9470 SH       Sole                                       9470
United Parcel SVC Inc          COM              911312106     3367    40900 SH       Sole                                      40900
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3878   115800 SH       Sole                                     115800
Vodafone Group PLC             COM              92857w209      279    13115 SH       Sole                                      13115
Walgreen Co                    COM              931422109     5997   133732 SH       Sole                                     133732
Wells Fargo                    COM              949746101     3593    53564 SH       Sole                                      53564
Wisconsin Energy               COM              976657106      256     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     3825    86140 SH       Sole                                      86140
Oil Svc Holders                                 678002106      254 1700.000 SH       Sole                                   1700.000

											FORM 13F INFORMATION TABLE